NET (LOSS) OR INCOME PER SHARE	12 Months Ended
Dec. 31, 2021
NET (LOSS)/INCOME PER SHARE
NET (LOSS)/INCOME PER SHARE

18.  NET (LOSS)/INCOME PER SHARE

Basic and diluted net (loss)/income per share for the years presented were calculated as follows:

	For the year ended
	December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Numerator:
Net (loss)/income attributable to ordinary shareholders – basic	(3,160,507)	(5,602,990)	686,378	107,708
Add: accretion to redemption value of convertible redeemable preferred shares	(552,036)	—	—	—
Add: deemed distribution to a certain holder of Series B convertible redeemable preferred shares	(2,127)	—	—	—
Less: Net (loss)/income attributable to non-controlling interests	(2,074)	(13,885)	108	17
Net (loss)/income attributable to ordinary shareholders – diluted	(3,712,596)	(5,589,105)	686,270	107,691

Denominator:
Weighted average number of shares – basic	1,609,200,055	2,021,919,061	2,025,366,744	2,025,366,744
Adjustments for dilutive options, RSUs and preferred shares	—	—	110,477,513	110,477,513
Weighted average number of shares – diluted	1,609,200,055	2,021,919,061	2,135,844,257	2,135,844,257

Basic net (loss)/income per share attributable to ordinary shareholders	(2.31)	(2.76)	0.34	0.05
Diluted net (loss)/income per share attributable to ordinary shareholders	(2.31)	(2.76)	0.32	0.05

Generally, basic net (loss)/income per share is computed using the weighted average number of ordinary shares outstanding during the respective year. Diluted net (loss)/income per share is computed using the weighted average number of ordinary shares and dilutive potential ordinary shares outstanding during the respective year. The potentially dilutive ordinary shares included RSUs and options or Senior Preferred Shares to purchase or convert to ordinary shares of 74,896,940, 54,785,705 and 110,477,513 for the years ended December 31, 2019, 2020 and 2021 on a weighted average basis, respectively. They were not included in the calculation of diluted net loss per share in 2019 and 2020 presented where their inclusion would be anti-dilutive.

1-to-500 share split concurrent with the completion of IPO in May 2019 was accounted for on a retrospective basis for the calculation of basic and diluted loss per share as if they were completed at the inception of the Company.Basic and diluted (loss)/income per share are not reported separately for different classes of ordinary shares as each class of shares had the same rights to profits and losses.